Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) from operating activities
Net income (loss) for the year:	$ 70,168	$ (60,268)
Adjust for:
Depreciation (Note 7)	1,804	1,814
Share-based payments (Note 12)	37,142	35,146
Mark-to-market loss on convertible debenture (Note 10)	48,745	2,863
Interest expense on convertible debentures (Note 10)	6,098	2,179
Interest on lease liabilities (Note 11(c))	153	207
Share of net income from associate (Note 8)	(920)	0
Gain on loss of control of IsoEnergy (Note 17)	(204,038)	0
Deferred income tax recovery	(1,412)	(1,042)
Unrealized foreign exchange (gain) loss	964	(1,017)
Other expense	1,378	85
Operating cash flows before working capital	(39,918)	(20,033)
Changes in working capital items:
Amounts receivable	(132)	(623)
Prepaid expenses and other	(13,893)	(1,137)
Accounts payable and accrued liabilities	1,332	1,617
Deposits	(5)	0
Cash used in operating activities	(52,616)	(20,176)
Cash flows used in investing activities
Expenditures on exploration and evaluation assets (Note 6)	(109,741)	(67,699)
Disposal of cash due to deconsolidation of Iso Energy	(42,329)	0
Acquisition of marketable securities (Note 5)	(2,000)	0
Acquisition of equipment (Note 7)	(6,066)	(354)
Cash used in investing activities	(160,136)	(68,053)
Cash flows from (used in) financing activities
Proceeds from at-the-market equity program, net of issuance costs (Note 12)	175,858	0
Shares issued from IsoEnergy Ltd. for cash from private placements, net of share issuance costs	21,605	6,244
Issuance of convertible debentures, net of issuance costs (Note 10)	147,955	5,296
Proceeds from exercise of options	27,609	10,717
Payment of lease liabilities (Note 11(c))	(928)	(913)
Interest paid on convertible debentures	(3,209)	(1,489)
Cash provided by financing activities	368,890	19,855
Foreign exchange loss on cash	158	1,017
Increase (decrease) in cash	156,296	(67,357)
Cash, beginning of year	134,447	201,804
Cash, end of year	$ 290,743	$ 134,447